Other Current Assets and Accrued Liabilities	12 Months Ended
Dec. 31, 2021
Other Current Assets and Accrued Liabilities
Other Current Assets and Accrued Liabilities

Note 11 – Other Current Assets and Accrued Liabilities

Other current assets consisted of the following as of:

	December 31,	December 31,
(in thousands)	2021	2020
Predecessor seller receivable[1]	$—	$1,691
Other	1,389	346
Total	$1,389	$2,037

[1] Represents amounts due from the former owners of the Predecessor for non-income tax related assessments.

Accrued liabilities consisted of balances related to the following as of:

	December 31,	December 31,
(in thousands)	2021	2020
Property and equipment	$12,104	$708
Employee compensation	5,044	2,474
Charging equipment and services	2,309	1,378
Other	7,621	6,385
Total	$27,078	$10,945